WARRANTS (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Warrants, beginning balance		10,097,379
Expired		(10,097,379)
Warrants, ending balance	$ 0	$ 0
Weighted average exercise price, beginning		$ 0.65
Weighted average exercise price, expired		0.65
Weighted average exercise price, ending		$ 0
Weighted Average Life Remaining (years)			6 months 29 days